Quarterly Holdings Report
for
Fidelity Managed Retirement 2010 Fund℠
October 31, 2025
RW30-NPRT1-1225
1.858593.119
Bond Funds - 72.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	150,540	1,506,908
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	284	2,217
Fidelity Series Corporate Bond Fund (a)	64,034	609,604
Fidelity Series Emerging Markets Debt Fund (a)	4,819	41,055
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,026	10,181
Fidelity Series Floating Rate High Income Fund (a)	842	7,415
Fidelity Series Government Bond Index Fund (a)	109,874	1,017,433
Fidelity Series High Income Fund (a)	831	7,434
Fidelity Series International Credit Fund (a)	737	6,311
Fidelity Series International Developed Markets Bond Index Fund (a)	41,739	366,053
Fidelity Series Investment Grade Bond Fund (a)	92,574	947,030
Fidelity Series Investment Grade Securitized Fund (a)	63,606	580,723
Fidelity Series Long-Term Treasury Bond Index Fund (a)	44,631	245,917
Fidelity Series Real Estate Income Fund (a)	720	7,357
TOTAL BOND FUNDS (Cost $5,445,869)		5,355,638

Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	7,490	174,506
Fidelity Series Commodity Strategy Fund (a)	179	17,048
Fidelity Series Large Cap Growth Index Fund (a)	3,618	111,511
Fidelity Series Large Cap Stock Fund (a)	4,169	112,512
Fidelity Series Large Cap Value Index Fund (a)	11,507	210,122
Fidelity Series Small Cap Core Fund (a)	2,823	37,692
Fidelity Series Small Cap Opportunities Fund (a)	1,310	20,907
Fidelity Series Value Discovery Fund (a)	4,397	75,236
TOTAL DOMESTIC EQUITY FUNDS (Cost $493,047)		759,534

International Equity Funds - 12.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,693	88,655
Fidelity Series Emerging Markets Fund (a)	5,619	67,259
Fidelity Series Emerging Markets Opportunities Fund (a)	10,823	269,504
Fidelity Series International Growth Fund (a)	5,914	123,592
Fidelity Series International Index Fund (a)	3,096	46,780
Fidelity Series International Small Cap Fund (a)	4,507	90,181
Fidelity Series International Value Fund (a)	7,546	123,749
Fidelity Series Overseas Fund (a)	7,592	123,900
Fidelity Series Select International Small Cap Fund (a)	484	6,640
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $633,424)		940,260

Short-Term Funds - 3.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	6,715	67,750
Fidelity Series Treasury Bill Index Fund (a)	22,115	220,041
TOTAL SHORT-TERM FUNDS (Cost $286,464)		287,791

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $74,968)	4.21	74,968	74,968

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,933,772)	7,418,191
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,300)
NET ASSETS - 100.0%	7,415,891

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,501,254	59,983	61,945	12,794	768	6,848	1,506,908	150,540
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,210	45	92	20	2	52	2,217	284
Fidelity Series Blue Chip Growth Fund	160,406	14,964	13,065	4,377	211	11,990	174,506	7,490
Fidelity Series Canada Fund	56,926	32,958	2,952	-	54	1,669	88,655	4,693
Fidelity Series Commodity Strategy Fund	16,641	968	1,469	249	46	862	17,048	179
Fidelity Series Corporate Bond Fund	600,325	27,774	28,544	7,116	334	9,715	609,604	64,034
Fidelity Series Emerging Markets Debt Fund	40,465	947	2,066	594	(17)	1,726	41,055	4,819
Fidelity Series Emerging Markets Debt Local Currency Fund	11,263	89	1,652	-	86	395	10,181	1,026
Fidelity Series Emerging Markets Fund	59,702	7,144	8,427	-	1,681	7,159	67,259	5,619
Fidelity Series Emerging Markets Opportunities Fund	239,096	27,271	30,735	-	6,068	27,804	269,504	10,823
Fidelity Series Floating Rate High Income Fund	7,364	391	306	148	(9)	(25)	7,415	842
Fidelity Series Government Bond Index Fund	987,527	57,932	42,995	9,362	311	14,658	1,017,433	109,874
Fidelity Series Government Money Market Fund	114,496	23,521	63,049	1,167	-	-	74,968	74,968
Fidelity Series High Income Fund	7,432	191	306	122	4	113	7,434	831
Fidelity Series International Credit Fund	6,147	61	-	61	-	103	6,311	737
Fidelity Series International Developed Markets Bond Index Fund	362,347	14,356	15,270	1,586	51	4,569	366,053	41,739
Fidelity Series International Growth Fund	123,985	1,263	10,656	-	1,885	7,115	123,592	5,914
Fidelity Series International Index Fund	46,736	476	4,243	-	695	3,116	46,780	3,096
Fidelity Series International Small Cap Fund	93,632	-	5,935	-	1,689	795	90,181	4,507
Fidelity Series International Value Fund	140,746	1,265	28,641	-	5,330	5,049	123,749	7,546
Fidelity Series Investment Grade Bond Fund	923,701	47,306	41,209	9,983	339	16,893	947,030	92,574
Fidelity Series Investment Grade Securitized Fund	570,757	22,553	26,475	6,567	241	13,647	580,723	63,606
Fidelity Series Large Cap Growth Index Fund	102,317	7,545	8,899	-	279	10,269	111,511	3,618
Fidelity Series Large Cap Stock Fund	94,624	21,938	5,396	5,134	(30)	1,376	112,512	4,169
Fidelity Series Large Cap Value Index Fund	191,329	20,632	11,923	-	171	9,913	210,122	11,507
Fidelity Series Long-Term Treasury Bond Index Fund	277,189	8,257	49,426	2,546	(6,107)	16,004	245,917	44,631
Fidelity Series Overseas Fund	124,117	1,532	6,212	-	728	3,735	123,900	7,592
Fidelity Series Real Estate Income Fund	7,335	247	306	104	3	78	7,357	720
Fidelity Series Select International Small Cap Fund	6,358	-	-	-	-	282	6,640	484
Fidelity Series Short-Term Credit Fund	69,822	1,602	4,022	748	8	340	67,750	6,715
Fidelity Series Small Cap Core Fund	42,369	1,248	10,796	-	868	4,003	37,692	2,823
Fidelity Series Small Cap Opportunities Fund	19,364	1,452	1,275	350	26	1,340	20,907	1,310
Fidelity Series Treasury Bill Index Fund	315,770	20,668	116,715	3,178	(35)	353	220,041	22,115
Fidelity Series Value Discovery Fund	68,259	6,157	3,285	-	88	4,017	75,236	4,397
	7,392,011	432,736	608,287	66,206	15,768	185,963	7,418,191

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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